S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 20, 2026
Fiduciary Duties To Other Companies Spac Officers And Directors Line Items
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Each of our directors and officers presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity, including other special purpose acquisition companies. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entities.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our executive directors and officers currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Maoli (Molly) Huang	Amber Capital Asia	Investment Management	Consultant
	East West Ave LLC	Sponsor of SPAC	Manager

Samir Parikh	GiantLeap Capital	Investment Management	Managing Partner

Irfan Verjee	Shomei Capital	Investment	Managing Partner
	Crop Intellect Ltd.	Agricultural Technology	Finance Director
	Shomax Energy US Inc.	Fertilizer Technology	CEO and Director

Masahiro Honna	KYGO Limited	M&A Advisory	Managing Director